Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale Securities [Abstract]
Amortized Cost	$ 329,811	$ 317,617
Cost or Amortized Cost	3,208	3,621
Gross Unrealized OTTI Loss	724	601	859
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $329,811 and $317,617, respectively;includes $3,225 and $3,330, respectively, relating to variable interest entities)	350,271	324,797
Equity securities	3,023	3,602
Fixed maturity securities [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	329,811	317,617
Gross Unrealized Gain	25,973	13,760
Gross Unrealized Temporary Loss	4,789	5,979
Gross Unrealized OTTI Loss	724	601
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $329,811 and $317,617, respectively;includes $3,225 and $3,330, respectively, relating to variable interest entities)	350,271	324,797
% of Total	100.00%	100.00%
U.S. corporate securities [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	98,621	88,905
Gross Unrealized Gain	8,544	4,469
Gross Unrealized Temporary Loss	1,380	1,602
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $329,811 and $317,617, respectively;includes $3,225 and $3,330, respectively, relating to variable interest entities)	105,785	91,772
% of Total	30.20%	28.30%
Foreign corporate securities [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	61,568	65,487
Gross Unrealized Gain	3,789	3,326
Gross Unrealized Temporary Loss	1,338	925
Gross Unrealized OTTI Loss	1	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $329,811 and $317,617, respectively;includes $3,225 and $3,330, respectively, relating to variable interest entities)	64,018	67,888
% of Total	18.30%	20.90%
Foreign government debt securities [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	49,840	40,871
Gross Unrealized Gain	3,053	1,733
Gross Unrealized Temporary Loss	357	602
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $329,811 and $317,617, respectively;includes $3,225 and $3,330, respectively, relating to variable interest entities)	52,536	42,002
% of Total	15.00%	12.90%
RMBS [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	42,092	45,904
Gross Unrealized Gain	2,281	1,661
Gross Unrealized Temporary Loss	1,033	1,180
Gross Unrealized OTTI Loss	703	533
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $329,811 and $317,617, respectively;includes $3,225 and $3,330, respectively, relating to variable interest entities)	42,637	45,852
% of Total	12.20%	14.10%
U.S. Treasury and agency securities [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	34,132	32,469
Gross Unrealized Gain	5,882	1,394
Gross Unrealized Temporary Loss	2	559
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $329,811 and $317,617, respectively;includes $3,225 and $3,330, respectively, relating to variable interest entities)	40,012	33,304
% of Total	11.40%	10.20%
CMBS [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	18,565	20,213
Gross Unrealized Gain	730	740
Gross Unrealized Temporary Loss	218	266
Gross Unrealized OTTI Loss	8	12
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $329,811 and $317,617, respectively;includes $3,225 and $3,330, respectively, relating to variable interest entities)	19,069	20,675
% of Total	5.40%	6.40%
ABS [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	13,018	13,286
Gross Unrealized Gain	278	265
Gross Unrealized Temporary Loss	305	327
Gross Unrealized OTTI Loss	12	56
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $329,811 and $317,617, respectively;includes $3,225 and $3,330, respectively, relating to variable interest entities)	12,979	13,168
% of Total	3.70%	4.10%
State and political subdivision securities [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	11,975	10,476
Gross Unrealized Gain	1,416	171
Gross Unrealized Temporary Loss	156	518
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $329,811 and $317,617, respectively;includes $3,225 and $3,330, respectively, relating to variable interest entities)	13,235	10,129
% of Total	3.80%	3.10%
Other fixed maturity securities [Member]
Available-for-sale Securities [Abstract]
Amortized Cost	0	6
Gross Unrealized Gain	0	1
Gross Unrealized Temporary Loss	0	0
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $329,811 and $317,617, respectively;includes $3,225 and $3,330, respectively, relating to variable interest entities)	0	7
% of Total	0.00%	0.00%
Equity Securities [Member]
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	3,208	3,621
Gross Unrealized Gain	114	222
Gross Unrealized Temporary Loss	299	241
Gross Unrealized OTTI Loss	0	0
Equity securities	3,023	3,602
% of Total	100.00%	100.00%
Common Stock
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	2,219	2,059
Gross Unrealized Gain	83	146
Gross Unrealized Temporary Loss	97	12
Gross Unrealized OTTI Loss	0	0
Equity securities	2,205	2,193
% of Total	72.90%	60.90%
Non-redeemable preferred stock [Member]
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	989	1,562
Gross Unrealized Gain	31	76
Gross Unrealized Temporary Loss	202	229
Gross Unrealized OTTI Loss	0	0
Equity securities	$ 818	$ 1,409
% of Total	27.10%	39.10%